STOCKHOLDERS EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
COMMON AND PREFERRED STOCK
Summary of option activity
2022 Options Outstanding	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years	Aggregate Intrinsic Value

Balance Outstanding - January 1, 2022	1,094,005	$3.58	9.8	$-
Granted	10,054	$3.58	9.0	-
Exercised	(23,459)	-	5.5	-
Forfeited	(335)	$4.48	6.2	-
Balance Outstanding - December 31, 2022	1,080,265	$3.88	8.8	$-

Exercisable - December 31, 2022	311,049	$3.58	8.8	$-

2022 Nonvested Options	Number of Options	Weighted Average Grant Date Fair Value	Weighted Average Remaining Years to Vest

Nonvested - January 1, 2022	1,034,856	$3.58	9.8
Granted	10,054	$4.48	9.0
Vested	(275,359)	$-	8.3
Forfeited/expired	(335)	$4.13	9.0
Nonvested - December 31, 2022	769,216	$3.58	8.8

2023 Options Outstanding	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years	Aggregate Intrinsic Value

Balance Outstanding - January 1, 2023	1,080,265	$3.88	8.8	$-
Granted	7,446	$6.04	9.6
Exercised	(310,881)	3.62	7.6
Forfeited	(502)	$2.81	7.8
Balance Outstanding - December 31, 2023	776,328	$3.74	8.0	$-

Exercisable - December 31, 2023	381,256	$3.72	7.9	$-

2023 Nonvested Options	Number of Options	Weighted Average Grant Date Fair Value	Weighted Average Remaining Years to Vest

Nonvested - January 1, 2023	769,216	$3.58	8.8
Granted	7,446	$6.04	9.6
Vested	(381,256)	$3.72	7.9
Forfeited	(334)	4.13	9.0
Nonvested - December 31, 2023	395,072	$3.76	8.0

Schedule of outstanding warrants
	Warrant Shares Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Life	Intrinsic Value

Outstanding - December 31, 2021	648,461	$3.88	4.40	$-
Granted
Additions including Down Round feature	379,492	2.39	3.40	-
Forfeited/expired	-	$-	-	-
Outstanding - December 31, 2022	1,027,953	$3.88	3.45
Granted	45,129	2.09	5.00	-
Exercised	(368,368)	3.88	2.78	-
Cancelled	(659,585)	$3.88	2.78	-
Outstanding - December 31, 2023	45,129	$2.09	4.80	$-

Schedule of preferred stock warrants outstanding
$2.00 Preferred Stock Warrants Outstanding	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years	Aggregate Intrinsic Value
Outstanding – December 31, 2022	-	-	-	-
Granted	600,000	2.00	10.0	-
Exercised	(174,200)	2.00	9.8	-
Expired	-	-	-	-
Outstanding – December 31, 2023	425,800	$2.00	9.7	$-
$11.50 Preferred Stock Warrants Outstanding	Number of Warrants	Weighted Average Exercise Price		Weighted Average Remaining Contractual Term in Years	Aggregate Intrinsic Value
Outstanding – December 31, 2022		$			-
Granted	10,122,313		11.50	10	-
Exercised	-		-	-	-
Expired	-		-	-	-
Outstanding – December 31, 2023	10,122,313		$11.50	9.7	$-
$15.00 Preferred Stock Warrants Outstanding	Number of Warrants	Weighted Average Exercise Price		Weighted Average Remaining Contractual Term in Years	Aggregate Intrinsic Value
Outstanding – December 31, 2022		$			-
Granted	1,000,000		15.00	10	-
Exercised	-		-	-	-
Expired	-		-	-	-
Outstanding – December 31, 2023	1,000,000		$15.00	9.7	$-